Financial Instruments (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 24, 2022	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments (Details) [Line Items]
Interest rate		11.50%	11.50%
Cash and cash equivalents amount		$ 3,994
Warrant issued (in Shares)	19,397,410
Warrant increase amount		10,458
Warrant total amount		5,102
Investor and employee amount		$ 5,356
Warrant [Member]
Financial Instruments (Details) [Line Items]
Warrant issued (in Shares)	10,102,524
Israel [Member]
Financial Instruments (Details) [Line Items]
Interest rate		1.50%
Top of range [Member] | Israel [Member]
Financial Instruments (Details) [Line Items]
Interest rate		0.70%
Bottom of range [Member] | Israel [Member]
Financial Instruments (Details) [Line Items]
Interest rate		(2.10%)